UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6485

Seligman Global Fund Series, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 10/31

Date of reporting period: 7/31/06

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

Schedule of Investments (unaudited)
Seligman Emerging Markets Fund
July 31, 2006

	Shares	Value
Common Stocks 95.5%

Argentina 1.0%
Ternium (ADR)* (Metals and Mining)	39,900	$981,540

Austria 1.4%
Erste Bank der Oesterreichischen Sparkassen (Commercial Banks)	22,750	1,313,223

Brazil 13.9%
Banco Itau Holding Financeira (ADR) (Commercial Banks)	51,300	1,583,118
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (ADR) (Food and Staples Retailing)	25,900	775,705
Companhia Vale do Rio Doce "CVRD" (ADR) (Metals and Mining)	84,858	1,968,706
CPFL Energia (ADR) (Electric Utilities)	20,200	753,258
Gol Linhas Aereas Inteligentes (Airlines)	49,100	1,572,182
Localiza Rent A CAR (Rail and Road)	36,700	765,040
Lojas Renner (Multiline Retail)	16,200	938,267
Petroleo Brasileiro "Petrobras" (ADR) (Oil, Gas and Consumable Fuels)	24,000	2,205,120
Rossi Residential (Household Durables)	57,200	446,715
Submarino (Internet and Catalog Retail)	33,700	634,344
Tim Participacoes (ADR) (Wireless Telecommunication Services)	38,900	964,720
Tractebel Energia System (ADR) (Independent Power Producers and Energy Traders)	71,500	562,009
		13,169,184
Chile 2.1%
Banco Santander Chile (ADR) (Commercial Banks)	28,000	1,094,800
Empresa Nacional de Telecomunicaciones "ENTEL" (Diversified Telecommunication Services)	93,650	926,542
		2,021,342
China 9.7%
Air China (Class H)* (Airlines)	1,684,000	650,769
China Mobile (ADR) (Wireless Telecommunication Services)	62,500	2,020,625
China Power International Development (Independent Power Producers and Energy Traders)	2,180,000	715,703
China Resources Enterprises (Distributors)	320,000	705,593
China Shenhua Energy (Class H) (Oil, Gas and Consumable Fuels)	495,500	892,658
Foxconn International Holdings* (Communications Equipment)	540,000	1,255,682
Golden Meditech (Health Care Equipment and Supplies)	2,196,000	593,791
Kerry Properties (Real Estate Management and Development)	303,500	999,568
PetroChina (ADR) (Oil, Gas and Consumable Fuels)	11,700	1,338,480
		9,172,869
Czech Republic 2.1%
Komercni Banka (Commercial Banks)	5,657	831,932
Zentiva (Pharmaceuticals)	22,233	1,163,293
		1,995,225
Egypt 1.6%
Orascom Telecom Holding (Wireless Telecommunication Services)	32,372	1,551,165

Hungary 1.0%
MOL Mogyar Olaj-es Gazipari (Oil, Gas and Consumable Fuels)	8,824	976,854

India 6.2%
Bharti Airtel* (Wireless Telecommunication Services)	272,660	2,233,271
Hindalco Industries (Metals and Mining)	405,990	1,396,587
Infosys Technologies (IT Services)	36,862	1,315,259
Infosys Technologies (ADR) (IT Services)	12,400	508,958
Nicholas Piramel India (Pharmaceuticals)	87,540	376,719
		5,830,794
Indonesia 3.7%
PT Astra International (Automobiles)	745,500	788,780
PT Bakrie & Brothers* (Industrial Conglomerates)	55,132,500	1,032,942
PT Telekomunikasi Indonesia (ADR) (Diversified Telecommunication Services)	49,800	1,659,834
		3,481,556
Israel 2.7%
Bank Hapoalim (Commercial Banks)	209,739	936,958
Teva Pharmaceutical Industries (ADR) (Pharmaceuticals)	49,900	1,650,193
		2,587,151
Lebanon 0.9%
Investcom (GDR)* (Diversified Telecommunication Services)	45,018	855,342

Malaysia 1.7%
Lion Diversified Holdings (Multiline Retail)	233,400	268,212
Shell Refining (Malaysia) (Oil, Gas and Consumable Fuels)	206,600	593,189
Tenaga Nasional (Electric Utilities)	307,775	769,903
		1,631,304
Mexico 9.1%
America Movil (Class L) (ADR) (Wireless Telecommunication Services)	95,800	3,427,724
Controladora Comercial Mexicana (Food and Staples Retailing)	572,000	1,121,952
Fomento Economico Mexicano (ADR) (Beverages)	14,400	1,264,320
Grupo Aeroportuario del Pacifico (ADR) (Transportation Infrastructure)	34,600	1,035,578
Industrias Penoles (Metals and Mining)	58,500	468,587
Inpulsora del Dessarrollo y el Empleo and America Latina (Series B-1)* (Construction and Engineering)	675,800	560,431
Wal-Mart de Mexico (Series V) (Food and Staples Retailing)	226,300	697,816
		8,576,408
Netherlands 0.9%
Pyaterochka Holdings* (Food and Staples Retailing)	48,323	821,491

Panama 0.6%
Copa Holdings (Class A)* (Airlines)	19,600	608,760

Peru 0.6%
Credicorp (Commercial Banks)	19,600	603,484

Poland 1.9%
Polski Koncern Naftowy Orlen (Oil, Gas and Consumable Fuels)	52,041	1,018,845
TVN* (Media)	22,775	784,990
		1,803,835
Russia 6.3%
CTC Media* (Media)	17,300	326,451
Gazprom (ADR) (Energy Equipment and Services)	66,741	2,786,729
LUKOIL (ADR) (Oil, Gas and Consumable Fuels)	26,100	2,262,870
Unified Energy System (ADR) (Independent Power Producers and Energy Traders)	7,600	557,840
		5,933,890
South Africa 8.0%
Anglo American (Metals and Mining)	33,700	1,416,545
Aspen Pharmacare* (Pharmaceuticals)	118,465	601,258
Barloworld (Industrial Conglomerates)	44,579	742,226
Bidvest Group (Industrial Conglomerates)	35,946	517,619
Imperial Holdings (Air Freight and Logistics)	19,739	379,721
MTN Group (Wireless Telecommunication Services)	127,987	978,372
Sasol (Oil, Gas and Consumable Fuels)	51,293	1,864,312
Truworths International (Specialty Retail)	326,824	1,058,338
		7,558,391
South Korea 11.1%
CJ CGV (Media)	35,660	935,496
Daewoong Pharmaceutical (Pharmaceuticals)	10,520	419,534
Dong-A Pharmaceutical (Pharmaceuticals)	6,930	410,443
Hanma Pharm (Pharmaceuticals)	4,201	421,348
POSCO (Metals and Mining)	4,300	1,057,692
S-Oil (Oil, Gas and Consumable Fuels)	15,753	1,109,384
Samsung Electronics (Semiconductors and Semiconductor Equipment)	4,733	3,004,728
Shinhan Financial Group (Commercial Banks)	46,540	2,282,860
Shinsegae (Food and Staples Retailing)	1,845	910,458
		10,551,943
Taiwan 6.4%
Asustek Computer (Computers and Peripherals)	4,657,800	1,045,624
Far EasTone Telecommunications (Wireless Telecommunication Services)	925,000	1,025,546
Polaris Securities (Capital Markets)	1,839,000	810,268
Powertech Technology (Semiconductors and Semiconductor Equipment)	284,050	744,417
Taiwan Semiconductor Manufacturing (ADR) (Semiconductors and Semiconductor Equipment)	106,245	921,145
Yuanta Core Pacific Securities (Capital Markets)	2,344,432	1,490,834
		6,037,834
Thailand 1.0%
True (Diversified Telecommunication Services)	3,944,900	942,983
True (Rights)* (Diversified Telecommunication Services)	170,524	2,080
		945,063
Turkey 1.6%
BIM Birlesik Magazalar* (Food and Staples Retailing)	21,202	669,324
Haci Omer Sabanci Holding (Diversified Financial Services)	253,562	806,976
		1,476,300
Total Common Stocks		90,484,948

Preferred Stocks 3.3%

Brazil 3.3%
All America Latina Logistica "ALL" (Road and Rail)	11,700	794,879
Gerdau (Metals and Mining)	84,150	1,315,146
Petroleo Brasileiro "Petrobras"* (Oil, Gas and Consumable Fuels)	49,400	1,019,563
Total Preferred Stocks		3,129,588

Total Investments 98.8%		93,614,536
Other Assets Less Liabilities 1.2%		1,140,095
Net Assets 100.0%		$94,754,631

Schedule of Investments (unaudited)
Seligman Global Growth Fund
July 31, 2006

	Shares	Value
Common Stocks 99.6%

Austria 1.0%
Erste Bank der Oesterreichischen Sparkassen (Commercial Banks)	7,983	$460,811

Belgium 0.9%
KBC Groep (Commercial Banks)	3,485	379,951

Brazil 1.4%
Companhia Vale do Rio Doce "CVRD" (ADR) (Metals and Mining)	26,900	624,080

Canada 2.9%
Cameco (Oil, Gas and Consumable Fuels)	13,300	530,670
Suncor Energy (Oil, Gas and Consumable Fuels)	9,300	749,868
		1,280,538
France 3.5%
LVMH Moet Hennessy Louis Vuitton (Textiles, Apparel and Luxury Goods)	4,846	487,310
Sanofi-Aventis (Pharmaceuticals)	11,076	1,053,993
		1,541,303
Germany 1.8%
Commerzbank (Commercial Banks)	20,162	707,228
Deutsche Boerse (Diversified Financial Services)	551	78,261
		785,489
Greece 1.2%
OPAP (Hotels, Restaurants and Leisure)	14,191	515,886

Ireland 1.67%
Elan (ADR)* (Pharmaceuticals)	24,500	375,830
Ryanair Holdings (ADR)* (Airlines)	5,700	321,138
		696,968
Japan 12.4%
Eisai (Pharmaceuticals)	15,600	719,379
JSR (Chemicals)	17,500	410,738
Nintendo (Software)	4,400	820,080
ORIX (Consumer Finance)	2,300	598,115
Rakuten (Internet and Catalog Retail)	1,327	628,637
Sharp (Household Durables)	37,000	623,421
Shinsei Bank (Commercial Banks)	83,000	516,619
Sumitomo Realty & Development (Real Estate Management and Development)	24,000	594,673
Tokyo Electron (Semiconductors and Semiconductor Equipment)	8,500	539,029
		5,450,691
Mexico 3.2%
America Movil (Class L)(ADR) (Wireless Telecommunication Services)	21,200	758,536
Fomento Economico Mexicano (ADR) (Beverages)	2,300	201,940
Grupo Televisa (ADR) (Media)	24,700	457,444
		1,417,920
Netherlands 2.4%
ASML Holding* (Semiconductors and Semiconductor Equipment)	22,210	438,159
Euronext (Diversified Financial Services)	6,681	599,375
		1,037,534
South Korea 1.8%
Samsung Electronics (Semiconductors and Semiconductor Equipment)	1,286	816,412

Switzerland 4.0%
Roche Holding (Pharmaceuticals)	4,635	825,220
UBS (Capital Markets)	16,960	923,892
		1,749,112
Taiwan 1.0%
HON HAI Precision Industry (Electronic Equipment and Instruments)	78,000	459,628

United Kingdom 13.6%
AstraZeneca (Pharmaceuticals)	14,598	891,480
BHP Billiton (Metals and Mining)	39,431	752,138
Carphone Warehouse Group (Specialty Retail)	204,022	1,050,020
EMI Group (Media)	221,950	1,059,906
Man Group (Capital Markets)	14,514	665,916
Reckitt Benckiser (Household Products)	15,073	605,112
Standard Chartered (Commercial Banks)	20,380	515,811
Tesco (Food and Staples Retailing)	65,553	440,414
		5,980,797
United States 46.9%
Adobe Systems* (Software)	24,900	710,023
American Tower (Class A)* (Wireless Telecommunication Services)	30,300	1,024,140
Amgen* (Biotechnology)	4,800	334,752
Best Buy (Specialty Retail)	7,100	321,914
Boeing (Aerospace and Defense)	9,500	735,490
Celgene* (Biotechnology)	12,600	603,477
Cisco Systems* (Communications Equipment)	30,500	544,882
Comcast (Class A)* (Media)	25,400	873,506
Corning* (Communications Equipment)	23,400	446,238
Danaher (Machinery)	8,400	547,680
E*Trade Financial* (Capital Markets)	19,500	454,545
Flour (Construction and Engineering)	5,100	447,933
Goldman Sachs Group (Capital Markets)	4,900	748,475
Google (Class A)* (Internet Software and Services)	2,700	1,040,796
Harrah's Entertainment (Hotels, Restaurants and Leisure)	7,900	474,869
Hewlett-Packard (Computers and Peripherals)	20,400	650,964
Las Vegas Sands* (Hotels, Restaurants and Leisure)	17,400	1,079,322
Marvell Technology Group* (Semiconductors and Semiconductor Equipment)	13,200	244,926
Monsanto (Chemicals)	15,400	662,046
Motorola (Communications Equipment)	42,600	969,576
Network Appliance* (Computers and Peripherals)	23,700	702,824
Noble (Energy Equipment and Services)	8,600	617,050
SanDisk* (Computers and Peripherals)	13,100	611,377
Schering-Plough (Pharmaceuticals)	43,600	891,184
Schlumberger (Energy Equipment and Services)	13,100	875,735
SLM (Consumer Finance)	10,800	543,240
Starbucks* (Hotels, Restaurants and Leisure)	6,600	226,149
Valero Energy (Oil, Gas and Consumable Fuels)	12,400	836,132
Warner Music Group (Media)	24,700	601,445
Whole Foods Market (Food and Staples Retailing)	5,900	339,515
Wyeth (Pharmaceuticals)	14,300	693,121
XTO Energy (Oil, Gas and Consumable Fuels)	16,600	780,034
		20,633,360
Total Investments 99.6%		43,830,480
Other Assets Less Liabilities 1.1%		197,703

Net Assets 100.0%		$44,028,183

Schedule of Investments (unaudited)
Seligman Global Smaller Companies Fund
July 31, 2006

	Shares or Warrants		Value
Common Stocks and Warrants 99.3%

Australia 3.1%
AWB (Food and Staples Retailing)	258,072	shs.	$763,001
Bendigo Bank (Commercial Banks)	62,077		585,418
Bunnings Warehouse Property Trust (Real Estate Investment Trusts)	432,684		658,058
Dyno Nobel* (Chemicals)	357,307		665,834
Futuris (Food Products)	430,240		659,923
Gloucester Coal (Oil, Gas and Consumable Fuels)	169,822		442,612
Kimberley Diamond* (Metals and Mining)	482,523		435,587
Multiplex Group (Real Estate Investment Trusts)	230,615		629,309
MYOB (Software)	978,541		689,855
PaperlinX (Paper and Forest Products)	174,796		460,362
			5,989,959
Belgium 0.2%
Cumerio (Metals and Mining)	19,309		375,080

Brazil 0.2%
Rossi Residencial (Household Durables)	49,800		388,923

Canada 6.3%
Canaccord Capital (Capital Markets)	68,800		1,180,610
Dundee Real Estate Investment Trust† (Real Estate Investment Trusts)	30,000		762,128
Dundee Wealth Management (Capital Markets)	20,500		202,881
Dundee Wealth Management† (Capital Markets)	75,200		744,225
Emergis* (Internet Software and Services)	62,000		283,238
First Quantum Minerals (Metals and Mining)	34,500		1,572,117
Gildan Activewear (Class A)* (Textiles, Apparel and Luxury Goods)	26,000		1,109,680
Gluskin Shef & Associates* (Capital Markets)	16,000		235,398
Gluskin Shef & Associates*† (Capital Markets)	28,000		411,947
Grande Cache Coal* (Metals and Mining)	197,300		209,207
Oil Sands*† (Oil, Gas and Consumable Fuels)	121,500		1,288,327
OPTI Canada*† (Oil, Gas and Consumable Fuels)	75,000		1,444,729
Railpower Technologies* (Machinery)	172,300		228,373
Sherritt International (Metals and Mining)	104,700		1,026,924
Synenco Energy* (Oil, Gas and Consumable Fuels)	17,794		302,358
Synenco Energy*† (Oil, Gas and Consumable Fuels)	68,200		1,158,864
			12,161,006
China 0.7%
Beijing Capital International Airport (Class H) (Transportation Infrastructure)	1,097,500		682,888
China Oilfield Services (Energy Equipment and Services)	813,400		443,950
Sinotrans (Class H) (Air Freight and Logistics)	756,700		229,587
			1,356,425
Denmark 0.3%
Genmab* (Biotechnology)	14,450		494,849

France 2.4%
Arkema* (Chemicals)	23,502		912,010
Bacou Dalloz (Commercial Services and Supplies)	1,290		154,774
bioMerieux (Health Care Equipment and Supplies)	18,703		1,146,812
Cegedim (Health Care Technology)	7,932		637,834
Pierre & Vacances (Hotels, Restaurants and Leisure)	8,317		957,330
Silicon-On-Insulator-Technologies "SOITEC"* (Semiconductors and Semiconductor Equipment)	29,609		791,359
			4,600,119
Germany 4.3%
AWD Holding (Capital Markets)	18,304		661,125
Bilfinger Berger (Construction and Engineering)	15,284		798,897
Elmos Semiconductor* (Semiconductors and Semiconductor Equipment)	45,687		419,028
GEA Group (Chemicals)	70,052		1,147,332
Kontron (Semiconductors and Semiconductor Equipment)	52,568		628,229
MLP (Capital Markets)	26,208		501,656
MTU Aero Engines Holdings (Aerospace and Defense)	61,200		2,177,855
Praktiker Bau-und Heimwerkermaerkte Holding (Specialty Retail)	23,541		697,744
SGL Carbon* (Electrical Equipment)	39,656		732,004
Thielert* (Aerospace and Defense)	18,095		561,833
			8,325,703
Greece 1.4%
Aries Maritime Transport (Marine)	59,200		723,424
Hellenic Technodomiki Tev (Construction and Engineering)	205,267		2,049,194
			2,772,618
Hong Kong 0.8%
China Power International Development (Independent Power Producers and Energy Traders)	2,091,000		686,484
Far East Pharmaceutical Technology (Pharmaceuticals)	3,008,700		--
Hongkong & Shanghai Hotels (Hotels, Restaurants and Leisure)	783,000		935,635
			1,622,119
India 0.4%
Dr. Reddy's Laboratories (ADR) (Pharmaceuticals)	25,800		784,062

Italy 1.9%
Ansaldo STS* (Transportation Infrastructure)	45,700		434,083
Brembo (Auto Components)	73,404		725,647
Permasteelisa (Building Products)	36,135		646,315
Pirelli & C. Real Estate (Real Estate Management and Development)	7,870		440,998
Safilo* (Textiles, Apparel and Luxury Goods)	155,723		762,074
Sorin* (Health Care Equipment and Supplies)	409,931		702,872
			3,711,989
Japan 17.5%
77 Bank (Commercial Banks)	127,200		922,363
Aichi Bank (Commercial Banks)	4,200		461,207
Aiphone (Communications Equipment)	34,400		547,011
Alpha (Auto Components)	8,100		304,366
Argo Graphics (IT Services)	26,600		450,819
Arnest One (Household Durables)	19,200		548,444
Bank of Okinawa (Commercial Banks)	13,200		563,268
Belluna (Internet and Catalog Retail)	27,300		475,504
Chofu Seisakusho (Household Durables)	21,600		440,578
Coca-Cola West Japan (Beverages)	27,700		513,290
Diamond City (Real Estate Management and Development)	19,500		788,913
Disco (Semiconductors and Semiconductor Equipment)	18,100		986,121
FamilyMart (Food and Staples Retailing)	34,800		1,049,598
Fuji Fire & Marine Insurance (Insurance)	223,400		986,429
Hakuhodo DY Holdings (Media)	12,210		888,566
Hamamatsu Photonics K.K. (Electronic Equipment and Instruments)	25,100		849,759
Hogy Medical (Health Care Equipment and Supplies)	17,500		793,562
Honeys (Specialty Retail)	12,750		660,375
Japan Petroleum Exploration (Oil, Gas and Consumable Fuels)	12,500		854,114
Keiyo Bank (Commercial Banks)	103,000		582,010
Kenedix Realty Investment (Real Estate Investment Trusts)	109		547,593
Kobayashi Pharmaceutical (Personal Products)	23,600		971,890
Matsumotokiyoshi (Food and Staples Retailing)	28,800		662,606
Matsushita Electric Works Information Systems (IT Services)	9,000		352,769
MEC (Chemicals)	43,700		564,494
Milbon (Personal Products)	16,600		682,244
Ministop (Food and Staples Retailing)	27,500		513,713
Mochida Pharmaceutical (Pharmaceuticals)	102,400		907,465
Modec (Energy Equipment and Services)	28,800		602,667
Morinaga (Food Products)	374,500		992,800
Musashino Bank (Commercial Banks)	11,500		641,139
Nabtesco (Machinery)	50,000		567,871
Nomura Real Estate Office Fund (Real Estate Investment Trusts)	69		531,313
Obic (IT Services)	5,060		1,073,271
OBIC Business Consultants (Software)	16,850		1,076,664
Ryohin Keikaku (Multiline Retail)	8,100		611,779
Sazaby League (Specialty Retail)	13,600		379,660
Sumitomo Osaka Cement (Construction Materials)	466,800		1,393,106
Taiyo Ink Manufacturing (Chemicals)	25,500		1,178,039
Takeuchi Manufacturing (Machinery)	12,400		569,282
Tocalo (Machinery)	19,200		522,825
Toppan Forms (Commercial Services and Supplies)	65,200		825,821
Towa Bank (Commercial Banks)	266,900		679,350
Towa Pharmaceutical (Pharmaceuticals)	21,300		562,664
Union Tool (Machinery)	26,700		1,392,072
UNY (Food and Staples Retailing)	72,200		1,035,062
USS (Specialty Retail)	8,040		533,645
			34,038,101
Lichtenstein 0.4%
Verwaltungs- und Privat-Bank (Capital Markets)	3,704		836,227

Malaysia 0.7%
AirAsia* (Airlines)	1,336,600		467,879
Resorts World (Hotels, Restaurants and Leisure)	143,300		442,903
YTL (Multi-Utilities)	369,300		494,874
			1,405,656
Mexico 0.5%
Grupo Aeroportuario del Sureste (ADR) (Transportation Infrastructure)	27,000		914,220

Netherlands 0.8%
Ordina (IT Services)	35,987		784,970
Qiagen* (Life Sciences Tools and Services)	49,544		754,406
			1,539,376
Singapore 0.3%
Goodpack* (Air Freight and Logistics)	483,000		535,526

South Africa 0.2%
African Rainbow Minerals* (Metals and Mining)	51,255		379,275

South Korea 1.0%
Halla Engineering & Construction (Construction and Engineering)	18,190		374,372
Lotte Chilsung Beverage (Beverages)	365		470,583
Seoul Semiconductor (Electrical Equipment)	13,344		255,656
STX Shipbuilding (Machinery)	59,070		746,955
			1,847,566
Sweden 1.3%
D. Carnegie (Capital Markets)	41,800		781,321
Gant* (Specialty Retail)	20,200		514,667
Munters (Machinery)	34,300		1,173,809
			2,469,797
Switzerland 1.6%
Bachem Holding (Life Sciences Tools and Services)	10,188		621,175
Dufry Group* (Specialty Retail)	12,132		982,304
EMS-Chemie Holding (Chemicals)	6,912		812,997
Helvetia Patria Holding (Insurance)	2,484		706,785
			3,123,261
Thailand 0.2%
Bangkok Expressway (Transportation Infrastructure)	885,700		491,276

United Kingdom 8.2%
Benfield Group (Insurance)	203,794		1,373,719
Cattles (Consumer Finance)	190,391		1,186,913
Chloride Group (Electrical Equipment)	279,000		558,039
Dawnay, Day Treveria* (Real Estate Management and Development)	402,818		607,194
FirstGroup (Road and Rail)	118,680		997,380
FKI (Machinery)	484,458		892,268
GCAP Media (Media)	257,779		909,804
Grainger Trust (Real Estate Management and Development)	50,709		481,408
Infinity Bio-Energy*† (Food Products)	206,000		1,081,500
Infinity Bio-Energy ($5, expiring 5/23/10)*† (Food Products)	412,000	wts.	197,760
Jardine Lloyd Thompson Group (Insurance)	63,409	shs.	438,100
Lancashire Holdings* (Insurance)	81,540		473,713
Mapeley (Real Estate Management and Development)	11,794		678,128
Petrofac (Energy Equipment and Services)	112,237		553,175
Radstone Technology (Aerospace and Defense)	151,579		770,562
Speedy Hire (Trading Companies and Distributors)	33,033		557,706
SSL International (Health Care Equipment and Supplies)	166,925		933,136
Star Energy Group* (Oil, Gas and Consumable Fuels)	85,144		506,335
Ultra Electronics Holdings (Aerospace and Defense)	36,546		689,431
VT Group (Aerospace and Defense)	67,162		628,339
Wolfson Microelectronics* (Electronic Equipment and Instruments)	85,535		722,939
Yule Catto (Chemicals)	144,582		583,669
			15,821,218
United States 44.6%
24/7 Real Media* (Internet Software and Services)	105,000		829,500
Acadia Realty Trust (Real Estate Investment Trusts)	39,800		948,832
Adaptec* (Computers and Peripherals)	241,000		1,056,785
American Commercial Lines*† (Marine)	20,100		1,104,395
American Home Mortgage Investment (Real Estate Investment Trusts)	31,000		1,082,520
AmSurg* (Health Care Providers and Services)	37,050		821,213
Applera-Celera Genomics Group* (Biotechnology)	81,500		1,100,250
Arena Pharmaceuticals* (Biotechnology)	40,100		415,637
ARIAD Pharmaceuticals* (Biotechnology)	135,800		565,607
Arlington Tankers (Oil, Gas and Consumable Fuels)	44,000		980,760
Armor Holdings* (Aerospace and Defense)	14,500		749,070
Array BioPharma* (Biotechnology)	104,600		872,887
Asyst Technologies* (Semiconductors and Semiconductor Equipment)	132,400		923,490
Basic Energy Services* (Energy Equipment and Services)	27,000		729,000
Biosite* (Health Care Equipment and Supplies)	27,000		1,051,515
BISYS Group* (IT Services)	33,500		411,380
Blackbaud (Software)	31,523		657,727
Blount International* (Household Durables)	54,800		597,320
Bronco Drilling* (Energy Equipment and Services)	48,300		992,324
Cabot Oil & Gas (Oil, Gas and Consumable Fuels)	15,950		841,362
Canwest Petroleum* (Oil, Gas and Consumable Fuels)	130,400		539,204
Carpenter Technology (Metals and Mining)	9,700		954,480
Charming Shoppes* (Specialty Retail)	85,500		881,077
Clayton Williams Energy* (Oil, Gas and Consumable Fuels)	12,500		424,812
Cleveland-Cliffs (Metals and Mining)	34,000		1,229,100
Cogent* (Software)	88,000		1,244,760
Cohen & Steers (Capital Markets)	26,100		662,679
Complete Production Services* (Energy Equipment and Services)	33,400		688,040
Credence Systems* (Semiconductors and Semiconductor Equipment)	122,500		344,838
CV Therapeutics* (Biotechnology)	97,800		1,196,094
Delek US Holdings* (Oil, Gas and Consumable Fuels)	38,100		621,030
DiamondRock Hospitality† (Real Estate Investment Trusts)	57,000		915,990
Dollar Financial* (Consumer Finance)	36,700		736,385
DynCorp International (Class A)* (Aerospace and Defense)	48,400		436,084
Eddie Bauer Holdings* (Specialty Retail)	116,000		1,479,000
EFJ* (Communications Equipment)	65,200		425,756
Encore Acquisition* (Oil, Gas and Consumable Fuels)	40,250		1,226,015
Encysive Pharmaceuticals* (Biotechnology)	152,300		594,731
Energy Partners* (Oil, Gas and Consumable Fuels)	56,500		1,026,605
Exelixis* (Life Sciences Tools and Services)	83,200		740,064
FairPoint Communications (Diversified Telecommunication Services)	107,000		1,584,670
First Republic Bank (Commercial Banks)	25,000		1,063,250
FirstFed Financial* (Thrifts and Mortgage Finance)	17,500		987,875
FreightCar America (Machinery)	15,000		805,200
GameStop (Class A)* (Specialty Retail)	24,100		1,002,801
GrafTech International* (Electrical Equipment)	162,400		872,088
Gray Television (Media)	161,400		1,084,608
Grubb & Ellis Realty Advisors* (Real Estate Management and Development)	139,500		892,800
H&E Equipment Services (Trading Companies and Distributors)	25,500		675,368
HCC Insurance Holdings (Insurance)	30,500		929,945
Hercules Offshore* (Energy Equipment and Services)	26,500		944,990
Hersha Hospitality Trust (Real Estate Investment Trusts)	97,900		903,617
Highbury Financial* (Diversified Financial Services)	18,300		372,088
Highbury Financial (Units)* (Diversified Financial Services)	51,500		100,741
Human Genome Sciences* (Biotechnology)	109,500		1,062,150
Hutchinson Technology* (Computers and Peripherals)	58,900		1,063,439
Imation (Computers and Peripherals)	25,500		1,038,360
Incyte* (Biotechnology)	164,500		699,948
IntercontinentalExchange* (Diversified Financial Services)	12,100		721,160
JDA Software Group (Software)	75,900		1,172,655
JLG Industries (Machinery)	52,000		941,200
Jupitermedia (Internet Software and Services)	87,000		870,435
Kansas City Life Insurance (Insurance)	11,500		491,970
KFX* (Oil, Gas and Consumable Fuels)	66,000		1,024,320
Lance (Food Products)	32,000		761,760
Lin TV (Class A)* (Media)	89,700		590,226
Maritrans (Oil, Gas and Consumable Fuels)	32,200		735,448
MAXIMUS (IT Services)	23,500		637,790
Medical Properties Trust (Real Estate Investment Trusts)	20,500		250,100
Medical Properties Trust† (Real Estate Investment Trusts)	73,200		893,040
MFA Mortgage Investments (Real Estate Investment Trusts)	122,500		840,350
Nasdaq Stock Market* (Diversified Financial Services)	42,000		1,163,190
NBTY* (Personal Products)	28,700		847,511
NCI Building Systems* (Building Products)	17,500		817,950
Nuance Communications* (Software)	120,700		1,118,285
Ormat Technologies (Independent Power Producers and Energy Traders)	28,300		1,046,817
OSI Systems* (Electronic Equipment and Instruments)	53,100		954,472
ParkerVision* (Communications Equipment)	116,900		746,406
ParkerVision (exercise price of $9, expiring 3/11/10)* (Communications Equipment)	10,000	wts.	15,276
PFF Bancorp (Thrifts and Mortgage Finance)	26,750	shs.	1,004,462
Platinum Underwriters Holdings (Insurance)	33,180		938,662
PolyMedica (Health Care Equipment and Supplies)	31,900		1,236,285
RCN* (Media)	31,500		755,370
Regis (Diversified Consumer Services)	15,800		532,144
Rentech* (Oil, Gas and Consumable Fuels)	232,000		1,113,600
Reynolds & Reynolds (Class A) (Software)	29,500		1,044,005
Schnitzer Steel Industries (Metals and Mining)	31,600		1,071,082
SeaChange International* (Communications Equipment)	90,000		595,800
Simpson Manufacturing (Building Products)	19,000		532,000
SpatiaLight* (Electronic Equipment and Instruments)	211,500		576,338
SpatiaLight*† (Electronic Equipment and Instruments)	3,857		9,459
Standard Pacific (Household Durables)	26,900		600,677
Steel Dynamics (Metals and Mining)	14,000		811,930
Symbion* (Health Care Providers and Services)	52,000		977,080
Syntroleum* (Oil, Gas and Consumable Fuels)	35,246		179,050
TAC Acquisition* (IT Services)	150,500		914,288
TAL International Group* (Trading Companies and Distributors)	41,000		995,480
Terex* (Machinery)	13,500		605,340
Timberland (Class A)* (Textiles, Apparel and Luxury Goods)	35,300		908,975
United Rentals* (Trading Companies and Distributors)	26,100		728,712
VeraSun Energy* (Oil, Gas and Consumable Fuels)	46,100		1,129,450
Western Refining (Oil, Gas and Consumable Fuels)	36,200		832,238
Wheeling-Pittsburgh* (Metals and Mining)	39,700		880,546
Wright Express* (IT Services)	35,000		1,048,250
Yankee Candle (Household Durables)	31,500		765,765
			86,609,605

Total Investments 99.3%			192,593,956
Other Assets Less Liabilities 0.7%			1,427,663
Net Assets 100.0%			$194,021,619

Schedule of Investments (unaudited)
Seligman Global Technology Fund
July 31, 2006

	Shares	Value
Common Stocks 92.7%

Australia 0.0%
United Customer Management Solutions* (IT Consulting and Other Services)	2,282,186	$—

Canada 0.3%
Corel* (Application Software)	94,200	983,448

China 0.4%
Tencent Holdings (Internet Software and Services)	797,000	1,525,955

Finland 1.8%
Nokia (ADR) (Communications Equipment)	309,200	6,137,620

France 0.9%
Business Objects (ADR)* (Application Software)	124,600	3,033,387

India 0.7%
Rolta India (IT Consulting and Other Services)	135,000	474,714
Rolta India (GDR)* (IT Consulting and Other Services)	93,984	329,884
Rolta India (GDR)*† (IT Consulting and Other Services)	477,700	1,676,727
		2,481,325
Israel 1.0%
Orbotech* (Electronic Equipment Manufacturers)	156,800	3,383,744

Japan 8.4%
Canon (Office Electronics)	74,200	3,569,473
HOYA (Electronic Equipment Manufacturers)	125,100	4,361,994
Keyence (Electronic Equipment Manufacturers)	11,200	2,545,522
Matsushita Electric Industrial (Consumer Electronics)	170,900	3,544,296
Murata Manufacturing (Electronic Equipment Manufacturers)	56,400	3,715,113
Nitto Denko (Specialty Chemicals)	17,600	1,275,278
Sega Sammy Holdings (Leisure Products)	105,900	3,506,472
Shinko Electric Industries (Semiconductors)	68,500	2,040,764
Tokuyama (Specialty Chemicals)	126,000	1,666,430
Tokyo Electron (Semiconductor Equipment)	37,400	2,371,729
		28,597,071
Netherlands 3.9%
ASML Holding (NY shares)* (Semiconductor Equipment)	277,100	5,517,061
Philips Electronics (Consumer Electronics)	87,539	2,892,382
TomTom* (Communications Equipment)	125,630	4,677,324
		13,086,767
Norway 0.4%
Tandberg Television* (Communications Equipment)	108,000	1,520,069

Singapore 0.9%
STATS ChipPAC (ADR)* (Semiconductors)	518,700	2,928,061

South Korea 2.0%
Gmarket (ADR)* (Internet Retail)	137,700	2,031,075
Hynix Semiconductor* (Semiconductors)	51,780	1,756,535
Hynix Semiconductor (GDR)*† (Semiconductors)	7,438	251,032
Samsung Electronics (Semiconductors)	4,470	2,837,763
		6,876,405
Spain 0.2%
Telvent GIT* (IT Consulting and Other Services)	43,303	620,099

Taiwan 3.1%
ChipMOS TECHNOLOGIES (Bermuda)* (Semiconductors)	419,500	2,485,538
HON HAI Precision Industry (Energy Equipment and Services)	590,838	3,481,614
Taiwan Semiconductor Manufacturing (Semiconductors)	2,116,630	3,536,428
Taiwan Semiconductor Manufacturing (ADR) (Semiconductors)	98,982	858,174
		10,361,754
United Kingdom 1.9%
ARM Holdings (Semiconductors)	1,208,592	2,627,958
LogicaCMG (IT Consulting and Other Services)	1,183,604	3,774,021
		6,401,979
United States 66.8%
Amdocs* (IT Consulting and Other Services)	398,000	14,439,440
Amphenol (Class A) (Electronic Equipment Manufacturers)	44,400	2,489,952
Apple Computer* (Computer Hardware)	121,600	8,259,072
Autodesk* (Application Software)	397,300	13,557,862
Cadence Design Systems* (Technical Software)	382,300	6,195,172
Cisco Systems* (Communications Equipment)	228,400	4,080,366
Comverse Technology* (Communications Equipment)	89,600	1,735,552
Corning* (Communications Equipment)	217,000	4,138,190
Cymer* (Semiconductor Equipment)	145,700	5,699,055
Digital River* (Internet Software and Services)	141,900	6,354,992
Electronics for Imaging* (Computer Storage and Peripherals)	96,000	1,935,840
EMC* (Computer Storage and Peripherals)	732,300	7,432,845
First Data (Data Processing and Outsourced Services)	77,900	3,182,215
Freescale Semiconductor (Class A)* (Semiconductors)	121,700	3,484,271
Garmin (Consumer Electronics)	16,900	1,606,345
Hewlett-Packard (Computer Hardware)	51,900	1,656,129
Integrated Device Technology* (Semiconductors)	291,300	4,504,955
Intersil (Class A)* (Semiconductors)	27,300	641,959
Invitrogen* (Life Sciences Tools and Services)	29,100	1,796,780
KLA-Tencor (Semiconductor Equipment)	169,500	7,152,052
Komag* (Computer Storage and Peripherals)	31,100	1,192,685
Lam Research* (Semiconductor Equipment)	117,900	4,904,051
Linear Technology (Semiconductors)	51,500	1,666,282
Macrovision* (Systems Software)	67,100	1,316,167
Marvell Technology Group* (Semiconductors)	415,200	7,704,036
Maxim Integrated Products (Semiconductors)	228,600	6,716,268
McAfee* (Internet Software and Services)	696,000	14,998,800
Mettler-Toledo International* (Electronic Equipment Manufacturers)	10,000	615,300
Motorola (Communications Equipment)	202,700	4,613,452
NII Holdings (Class B)* (Wireless Telecommunication Services)	33,200	1,749,474
Oracle* (Systems Software)	218,000	3,264,550
QUALCOMM (Communications Equipment)	215,400	7,596,081
Quest Software* (Application Software)	403,000	5,506,995
salesforce.com* (Application Software)	146,500	3,765,050
Seagate Technology* (Computer Storage and Peripherals)	505,300	11,722,960
Silicon Laboratories* (Semiconductors)	114,300	4,220,528
Sprint Nextel (Wireless Telecommunication Services)	203,200	4,023,360
Sun Microsystems* (Computer Hardware)	602,000	2,621,710
Symantec* (Internet Software and Services)	850,265	14,764,852
Synopsys* (Technical Software)	466,900	8,359,845
Texas Instruments (Semiconductors)	118,400	3,525,952
VeriSign* (Internet Software and Services)	474,300	8,497,084
Xilinx (Semiconductors)	154,700	3,134,996
		226,823,522

Total Investments 92.7%		314,761,206
Other Assets Less Liabilities 7.3%		24,693,184
Net Assets 100.0%		$339,454,390

Schedule of Investments (unaudited)
Seligman International Growth Fund
July 31, 2006

	Shares	Value
Common Stocks 98.0%

Argentina 1.3%
Tenaris (ADR) (Energy Equipment and Services)	28,400	$1,105,328

Austria 1.2%
Erste Bank der Oesterreichischen Sparkassen (Commercial Banks)	18,776	1,083,827

Belgium 1.3%
KBC Groep (Commercial Banks)	10,034	1,093,952

Brazil 1.9%
Companhia Vale do Rio Doce "CVRD" (ADR) (Metals and Mining)	69,200	1,605,440

Canada 4.8%
Cameco (Oil, Gas and Consumable Fuels)	26,700	1,065,330
Rogers Communications (Media)	19,400	828,833
SNC-Lavalin Group (Construction and Engineering)	32,361	815,244
Suncor Energy (Oil, Gas and Consumable Fuels)	17,700	1,427,167
		4,136,574
France 16.4%
Essilor International (Health Care Equipment and Supplies)	9,472	947,452
Groupe Danone (Food Products)	17,230	2,280,051
LVMH Moet Hennessy Louis Vuitton (Textiles, Apparel and Luxury Goods)	9,121	917,201
PSA Peugeot Citroen (Automobiles)	14,864	780,652
Sanofi-Aventis (Pharmaceuticals)	26,862	2,556,190
Total (Oil, Gas and Consumable Fuels)	13,576	926,179
Unibail (Real Estate Investment Trusts)	7,225	1,341,554
Vallourec (Machinery)	9,885	2,153,755
Veolia Environnement (Multi-Utilities)	43,198	2,347,703
		14,250,737
Germany 2.2%
Commerzbank (Commercial Banks)	48,815	1,712,297
Deutsche Boerse (Diversified Financial Services)	1,372	194,870
		1,907,167
Greece 1.4%
OPAP (Hotels, Restaurants and Leisure)	34,377	1,249,708

Hong Kong 0.7%
Shun TAK Holdings (Real Estate Management and Development)	476,000	613,475

Ireland 1.9%
Elan (ADR)* (Pharmaceuticals)	52,000	797,680
Ryanair Holdings (ADR)* (Airlines)	15,400	867,636
		1,665,316
Japan 15.0%
Asahi Glass (Building Products)	16,000	206,260
Daiichi Sankyo (Pharmaceuticals)	42,300	1,161,289
Eisai (Pharmaceuticals)	29,300	1,351,141
Japan Tobacco (Tobacco)	446	1,705,998
JTEKT (Machinery)	12,100	225,269
Nintendo (Software)	12,000	2,236,581
ORIX (Consumer Finance)	2,900	754,145
Rakuten (Internet and Catalog Retailing)	3,319	1,572,304
Shinsei Bank (Commercial Banks)	167,000	1,039,462
Sumitomo Realty & Development (Real Estate Management and Development)	44,000	1,090,235
Suzuki Motor (Automobiles)	33,100	807,955
Toyota Motor (Automobiles)	16,700	878,788
		13,029,427

Mexico 3.4%
America Movil (Class L)(ADR) (Wireless Telecommunication Services)	46,400	1,660,192
Fomento Economico Mexicano (ADR) (Beverages)	4,300	377,540
Grupo Televisa (ADR) (Media)	48,500	898,220
		2,935,952
Netherlands 4.6%
ASML Holding* (Semiconductors and Semiconductor Equipment)	57,603	1,136,392
Euronext (Diversified Financial Services)	12,719	1,141,065
Philips Electronics (Household Durables)	50,537	1,669,797
		3,947,254
Norway 2.3%
Statoil (Oil, Gas and Consumable Fuels)	66,350	1,985,737

South Korea 3.3%
Hana Financial Group (Commercial Banks)	23,590	1,052,115
Samsung Electronics (Semiconductors and Semiconductor Equipment)	2,834	1,799,155
		2,851,270
Spain 1.0%
Banco Bilbao Vizcaya Argentaria (Commercial Banks)	42,513	907,025

Sweden 1.3%
Swedish Match* (Tobacco)	68,400	1,130,001

Switzerland 9.7%
Logitech International* (Computers and Peripherals)	85,058	1,729,747
Nestle (Food Products)	3,901	1,279,145
Roche Holding (Pharmaceuticals)	11,280	2,008,302
Swatch Group (Textiles, Apparel and Luxury Goods)	32,257	1,174,222
UBS (Capital Markets)	41,460	2,258,523
		8,449,939
Taiwan 1.2%
HON HAI Precision Industry (Electronic Equipment and Instruments)	170,000	1,001,754

United Kingdom 23.1%
ARM Holdings (Semiconductors and Semiconductor Equipment)	797,725	1,734,570
AstraZeneca (Pharmaceuticals)	33,480	2,044,578
BHP Billiton (Metals and Mining)	46,078	878,928
Boots Group (Food and Staples Retailing)	101,927	1,497,075
British Airways* (Airlines)	202,726	1,466,630
British Land (Real Estate Management and Development)	45,130	1,153,164
Carphone Warehouse Group (Specialty Retail)	380,695	1,959,285
Debenhams* (Multiline Retail)	206,520	695,071
easyJet* (Airlines)	60,866	507,261
EMI Group (Media)	356,762	1,703,690
Kesa Electricals (Speacialty Retail)	63,418	366,404
Man Group (Capital Markets)	25,732	1,180,609
Reckitt Benckiser (Household Products)	28,385	1,139,529
Reed Elsevier (Media)	42,117	420,342
Standard Chartered (Commercial Banks)	38,788	981,711
Tesco (Food and Staples Retailing)	340,345	2,286,586
		20,015,433

Total Investments 98.0%		84,965,316
Other Assets Less Liabilities 2.0%		1,751,243
Net Assets 100.0%		$86,716,559

___________________
ADR - American Depositary Receipts.
GDR - Global Depositary Receipts.
* Non-income producing security.
† The security may be offered and sold only to “qualified institutional buyers” under Rule 144A of the Securities Act of 1933.

Seligman Global Fund Series, Inc.
Notes to Schedules of Investments (unaudited)
July 31, 2006

1.
Organization - Seligman Global Fund Series, Inc. consists of five separate Funds: Seligman Emerging Markets Fund (“Emerging Markets Fund”), Seligman Global Growth Fund (“Global Growth Fund”), Seligman Global Smaller Companies Fund (“Global Smaller Companies Fund”), Seligman Global Technology Fund (“Global Technology Fund”), and Seligman International Growth Fund (“International Growth Fund”).

2.
Security Valuation - Net asset value per share is calculated at the close of business of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time. Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities for which there are no recent sales transactions are valued based on quotations provided by primary market makers in such securities. Other securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices. Notwithstanding these valuation methods, the Funds may adjust the value of securities as described below.

Many securities markets and exchanges outside the United States (“US”) close prior to the close of the NYSE, and therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after the local market close but before the close of the NYSE. The Board of Directors has authorized the use of a third party pricing service on a regular basis to recommend adjustments to the local closing prices of certain foreign equity securities. The adjustments are based on a statistical analysis of the historical relationship between the price movements of a security and independent variables such as US market movement, sector movements, movements in the ADR of a security (if any), and movements in country or regional exchange-traded funds or futures contracts. The factors used vary with each security, depending on which factors have been most important historically.

Other securities for which market quotations are not readily available or otherwise no longer valid or reliable are valued at fair value determined in accordance with procedures approved by the Board. This can occur in event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, or extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security.

Short-term holdings that mature in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at amortized cost.

The books and records of each fund are maintained in US dollars. The market value of investment securities, other assets, and liabilities denominated in foreign currencies are translated into US dollars at the daily rate of exchange as reported by a pricing service.

At July 31, 2006, each Fund’s cost of investments for federal income tax purposes was as follows:

Fund	Tax Basis Cost
Emerging Markets Fund	$ 77,872,664
Global Growth Fund	41,082,222
Global Smaller Companies Fund	178,878,115
Global Technology Fund	336,266,855
International Growth Fund	78,314,942

The tax basis gross and net unrealized appreciation and depreciation of portfolio securities, were as follows:

Fund	Total Unrealized Appreciation	Total Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Emerging Markets Fund	$18,668,007	$ 2,926,135	$ 15,741,872
Global Growth Fund	4,432,772	1,684,514	2,748,258
Global Smaller Companies Fund	30,132,243	16,416,402	13,715,841
Global Technology Fund	14,236,057	35,741,706	(21,505,649)
International Growth Fund	8,755,605	2,105,231	6,650,374

ITEM 2. CONTROLS AND PROCEDURES.

a.
The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN GLOBAL FUND SERIES, INC.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	September 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	September 26, 2006

By:	/S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	September 26, 2006

SELIGMAN GLOBAL FUND SERIES, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.